UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended March 31, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Prospector Partners, LLC

Address:  370 Church Street
          Guilford, CT 06437

13F File Number: 28-4685

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     John D. Gillespie
Title:    Managing Member
Phone:    (203) 458-1500

Signature, Place and Date of Signing:


/s/ John D. Gillespie               Guilford, CT                 May 16, 2005
-----------------------     --------------------------    ----------------------
     [Signature]                    [City, State]                  [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     Form 13F File Number            Name

     None                            None
     --------------------            ------------------------

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       90

Form 13F Information Table Value Total: $506,852
                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                     FORM 13F INFORMATION TABLE
    COLUMN 1                     COLUMN 2   COLUMN 3   COLUMN 4      COLUMN 5         COL 6    COL 7          COLUMN 8

                                 TITLE OF               VALUE     SHRS OR  SH/ PUT/   INVTMT   OTHER        VOTING AUTHORITY
NAME OF ISSUER                    CLASS      CUSIP     (X$1000)   PRN AMT  PRN CALL   DSCRTN   MNGRS   SOLE        SHARED    NONE
--------------                    -----      -----     --------   -------  --------   ------   -----   ----        ------    ----
AETNA INC                        COM        00817Y108    9,533      127,200 SH        SOLE     NONE      127,200        0       0
ALLMERICA FINL CORP              COM        019754100    3,084       85,800 SH        SOLE     NONE       85,800        0       0
AMERADA HESS CORP                COM        023551104    5,099       53,000 SH        SOLE     NONE       53,000        0       0
AMERICAN PHYSICIANS SVC GROUP    COM        028882108      670       51,200 SH        SOLE     NONE       51,200        0       0
ANHEUSER BUSCH COS INC           COM        035229103    5,133      108,300 SH        SOLE     NONE      108,300        0       0
AQUILA INC                       COM        03840P102    3,186      831,900 SH        SOLE     NONE      831,900        0       0
ARCH COAL INC                    COM        039380100    3,798       88,300 SH        SOLE     NONE       88,300        0       0
ASSURANT INC                     COM        04621X108   15,677      465,200 SH        SOLE     NONE      465,200        0       0
AUTOMATIC DATA PROCESSING INC    COM        053015103    9,413      209,400 SH        SOLE     NONE      209,400        0       0
AXIS CAPITAL HOLDINGS            SHS        G0692U109    2,109       78,000 SH        SOLE     NONE       78,000        0       0
BANK HAWAII CORP                 COM        062540109    3,473       76,750 SH        SOLE     NONE       76,750        0       0
BANTA CORP                       COM        066821109    2,735       63,900 SH        SOLE     NONE       63,900        0       0
BERKSHIRE HATHAWAY INC DEL       COM        084670108   36,279          417 SH        SOLE     NONE          417        0       0
BERKSHIRE HATHAWAY INC DEL       CL B       084670207   12,552        4,395 SH        SOLE     NONE        4,395        0       0
BERKSHIRE HILLS BANCORP INC      COM        084680107    1,725       51,100 SH        SOLE     NONE       51,100        0       0
BIG 5 SPORTING GOODS CORP        COM        08915P101    1,123       45,464 SH        SOLE     NONE       45,464        0       0
BISYS GROUP INC                  COM        055472104      159       10,120 SH        SOLE     NONE       10,120        0       0
BRISTOL WEST HLDGS INC           COM        11037M105      341       22,000 SH        SOLE     NONE       22,000        0       0
CARVER BANCORP INC               COM        146875109      256       13,700 SH        SOLE     NONE       13,700        0       0
CENTRAL PAC FINL CORP            COM        154760102   12,081      359,000 SH        SOLE     NONE      359,000        0       0
CHECKERS DRIVE-IN RESTAURANT     COM        162809305      501       37,912 SH        SOLE     NONE       37,912        0       0
CHURCH & DWIGHT INC              COM        171340102    3,080       86,850 SH        SOLE     NONE       86,850        0       0
CIBER INC                        COM        17163B102      248       34,100 SH        SOLE     NONE       34,100        0       0
CINCINNATI FINL CORP             COM        172062101    6,123      140,412 SH        SOLE     NONE      140,412        0       0
CITIGROUP INC                    COM        172967101    2,696       60,000 SH        SOLE     NONE       60,000        0       0
CLOROX CO DEL                    COM        189054109    5,059       80,300 SH        SOLE     NONE       80,300        0       0
CMS ENERGY CORP                  COM        125896100    8,533      654,400 SH        SOLE     NONE      654,400        0       0
COMPASS MINERALS INTL INC        COM        20451N101    1,069       42,000 SH        SOLE     NONE       42,000        0       0
COVENTRY HEALTHCARE INC          COM        222862104   13,328      195,608 SH        SOLE     NONE      195,608        0       0
EL PASO ELEC CO                  COM NEW    283677854    9,295      489,200 SH        SOLE     NONE      489,200        0       0
EQUITY OFFICE PROPERTIES TRUST   COM        294741103    1,624       53,900 SH        SOLE     NONE       53,900        0       0
FAIRMOUNT HOTELS RESORTS INC     COM        305204109    7,390      223,000 SH        SOLE     NONE      223,000        0       0
FEDERATED INVS INC PA            CL B       314211103    6,996      247,100 SH        SOLE     NONE      247,100        0       0
FIRST DATA CORP                  COM        319963104   13,115      333,620 SH        SOLE     NONE      333,620        0       0
FIRST DEFIANCE FINL CORP         COM        32006W106      666       25,600 SH        SOLE     NONE       25,600        0       0
FIRST ST FINL CORP FLA           COM        33708M206      190       15,800 SH        SOLE     NONE       15,800        0       0
GALLAGHER ARTHUR J & CO          COM        363576109    2,987      103,700 SH        SOLE     NONE      103,700        0       0
GENWORTH FIN INC                 COM CL A   37247D106    8,925      324,300 SH        SOLE     NONE      324,300        0       0
GOLDMAN SACHS GROUP INC          COM        38141G104    5,752       52,300 SH        SOLE     NONE       52,300        0       0
HIBERNIA CORP                    CL A       428656102    7,369      230,200 SH        SOLE     NONE      230,200        0       0
HUDSON CITY BANCORP              COM        443683107      296        8,100 SH        SOLE     NONE        8,100        0       0
INTERACTIVE DATA CORP            COM        45840J107    1,000       48,200 SH        SOLE     NONE       48,200        0       0
INTL SPEEDWAY CORP               CL A       460335201    1,426       26,300 SH        SOLE     NONE       26,300        0       0
JPMORGAN & CHASE CO              COM        46625H100    3,756      108,548 SH        SOLE     NONE      108,548        0       0
KEARNY FINL CORP                 COM        487169104      217       19,500 SH        SOLE     NONE       19,500        0       0
KNBT BANCORP INC                 COM        482921103      236       15,400 SH        SOLE     NONE       15,400        0       0
LAFARGE NORTH AMERICA INC        COM        505862102    6,542      111,920 SH        SOLE     NONE      111,920        0       0
LEHMAN BROTHERS HLDGS INC        COM        524908100    9,548      101,400 SH        SOLE     NONE      101,400        0       0
LEUCADIA NATL CORP               COM        527288104   17,996      523,904 SH        SOLE     NONE      523,904        0       0
MARATHON OIL CORP                COM        565849106    7,737      164,900 SH        SOLE     NONE      164,900        0       0
MAX RE CAPITAL LTD HAMILTON      COM        G6052F103    2,332       99,100 SH        SOLE     NONE       99,100        0       0
MONTPELIER RE HOLDINGS, LTD      SHS        G62185106   34,252      974,460 SH        SOLE     NONE      974,460        0       0
MORGAN STANLEY ASIA-PAC FD 1     COM        61744U106    1,953      153,355 SH        SOLE     NONE      153,355        0       0
NATIONWIDE FINL SVCS INC         CL A       638612101    7,719      215,000 SH        SOLE     NONE      215,000        0       0
NRG ENERGY INC                   COM NEW    629377508    9,969      291,900 SH        SOLE     NONE      291,900        0       0
OHIO CAS CORP                    COM        677240103   14,890      647,970 SH        SOLE     NONE      647,970        0       0
PEOPLE'S BK BRIDGEPORT CONN      COM        710198102    2,457       60,000 SH        SOLE     NONE       60,000        0       0
PEPSICO INC                      COM        713448108    5,074       95,700 SH        SOLE     NONE       95,700        0       0
PLATINUM UNDERWRITER HLDGS L     COM        G7127P100      472       15,900 SH        SOLE     NONE       15,900        0       0
PNC FINL SVCS GROUP INC          COM        693475105    5,148      100,000 SH        SOLE     NONE      100,000        0       0
POST PPTYS INC                   COM        737464107    4,010      129,200 SH        SOLE     NONE      129,200        0       0
PROGRESSIVE CORP OHIO            COM        743315103    3,034       33,075 SH        SOLE     NONE       33,075        0       0
PREFERRED BK LOS ANGELES CA      COM        740367107      599       15,000 SH        SOLE     NONE       15,000        0       0
PRUDENTIAL FINL INC              COM        744320102   11,365      198,000 SH        SOLE     NONE      198,000        0       0
PULTE HOMES INC                  COM        745867101    4,875       66,208 SH        SOLE     NONE       66,208        0       0
RAYMOND JAMES FINANCIAL INC      COM        754730109      658       21,700 SH        SOLE     NONE       21,700        0       0
REPUBLIC FIRST BANCORP INC       COM        760416107      288       20,000 SH        SOLE     NONE       20,000        0       0
RYLAND GROUP INC                 COM        783764103    6,432      103,700 SH        SOLE     NONE      103,700        0       0
SAFETY INS GROUIP INC            COM        78648T100    1,874       60,527 SH        SOLE     NONE       60,527        0       0
SCHERING PLOUGH CORP             COM        806605101    1,031       56,800 SH        SOLE     NONE       56,800        0       0
SEABRIGHT INSURANCE HLDGS IN     COM        811656107    1,005       97,150 SH        SOLE     NONE       97,150        0       0
SIERRA PAC RES INC               COM        826428104   13,228    1,230,500 SH        SOLE     NONE    1,230,500        0       0
SIGNATURE BK NEW YORK NY         COM        82669G104      584       22,000 SH        SOLE     NONE       22,000        0       0
SOUND FED BANCORP INC            COM        83607V104      175       11,300 SH        SOLE     NONE       11,300        0       0
STREETTRACKS GOLD                GOLD SHS   863307104    7,442      173,800 SH        SOLE     NONE      173,800        0       0
SYMS CORP                        COM        871551107      499       37,600 SH        SOLE     NONE       37,600        0       0
SYNERGY FINANCIAL GROUP INC      COM        87162V102      604       49,500 SH        SOLE     NONE       49,500        0       0
THE BANCORP INC DEL              COM        05969A105    1,848      132,010 SH        SOLE     NONE      132,010        0       0
TIB FINL CORP                    COM        872449103      358       12,800 SH        SOLE     NONE       12,800        0       0
TIMBERLAND BANCORP INC           COM        887098101    1,329       60,100 SH        SOLE     NONE       60,100        0       0
TORCHMARK CORP                   COM        891027104      731       14,000 SH        SOLE     NONE       14,000        0       0
UNIONBANCAL CORP                 COM        908906100   11,546      188,500 SH        SOLE     NONE      188,500        0       0
UNISOURCE ENERGY CORP            COM        909205106    8,316      268,500 SH        SOLE     NONE      268,500        0       0
UNOCAL CORP                      COM        915289102    2,295       37,200 SH        SOLE     NONE       37,200        0       0
WACHOVIA CORP 2ND NEW            COM        929903102   13,124      257,800 SH        SOLE     NONE      257,800        0       0
WASHINGTON POST CO               COM        939640108    1,162        1,300 SH        SOLE     NONE        1,300        0       0
WESCO FINL CORP                  COM        950817106      879        2,286 SH        SOLE     NONE        2,286        0       0
WHITE MNTNS INS GROUP LTD        COM        G9618E107   37,727       62,000 SH        SOLE     NONE       62,000        0       0
WILLIS GROUP HDLS LTD            COM        G96655108    3,038       82,400 SH        SOLE     NONE       82,400        0       0
WSFS FINL CORP                   COM        929328102      410        7,800 SH        SOLE     NONE        7,800        0       0

02081.0001 #571388